Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended			7 Months Ended	8 Months Ended		9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended		15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	110 Months Ended	111 Months Ended	113 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
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C000111283
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value				$ 9,526																					$ 9,532										$ 13,359								$ 12,780								$ 12,497								$ 10,600								$ 24,025								$ 10,180								$ 7,918								$ 11,836						$ 13,343
C000111284
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value				10,000																					9,942										13,846								13,158								12,780								10,774								24,259								10,212								7,890								11,719						13,130
C000111287
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value				9,526																					9,187										12,358								12,888								13,788								16,519								22,389								16,831								15,485								21,806						29,723
C000111288
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value				10,000																					9,583										12,804								13,265								14,098								16,788								22,604								16,886								15,434								21,576						29,217
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value				10,000																					10,411										13,311								13,557								14,222								14,203								21,418								17,447								15,953								21,388						24,471
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value				10,000																					10,411										13,311								13,557								14,222								14,203								21,418								17,447								15,953								21,388						24,471
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value				10,000																					10,411										13,311								13,557								14,222								14,203								21,418								17,447								15,953								21,388						24,471
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value				10,000																					10,411										13,311								13,557								14,222								14,203								21,418								17,447								15,953								21,388						24,471
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value				10,000																					9,951										13,036								13,574								14,443								16,374								22,670								16,771								15,492								21,144						25,121
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value				10,000																					9,951										13,036								13,574								14,443								16,374								22,670								16,771								15,492								21,144						25,121
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value				10,000																					9,951										13,036								13,574								14,443								16,374								22,670								16,771								15,492								21,144						25,121
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value				10,000																					9,951										13,036								13,574								14,443								16,374								22,670								16,771								15,492								21,144						25,121
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value				25,000					$ 22,071						$ 25,033					$ 26,436					27,284				$ 27,672		$ 29,922		$ 32,566		34,144		$ 38,298		$ 36,067		$ 34,233		30,201		$ 33,124		$ 34,240		$ 33,465		33,870		$ 34,969		$ 30,592		$ 36,726		37,675		$ 45,291		$ 46,308		$ 45,260		45,502		$ 43,559		$ 39,006		$ 37,075		32,326		$ 38,400		$ 36,898		$ 39,602		35,325		$ 37,350		$ 40,224		$ 41,561		43,490		$ 42,254		$ 43,018	$ 48,069	53,922
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value				10,000					8,828						10,013					10,574					10,914				11,069		11,969		13,026		13,658		15,319		14,427		13,693		12,080		13,250		13,696		13,386		13,548		13,988		12,237		14,690		15,070		18,116		18,523		18,104		18,201		17,424		15,602		14,830		12,931		15,360		14,759		15,841		14,130		14,940		16,089		16,624		17,396		16,901		17,207	19,228	21,569
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value	$ 10,000	$ 10,000			$ 10,791	$ 10,350		$ 10,046		$ 10,005	$ 10,055			$ 10,082		$ 10,161	$ 10,237		$ 10,667		$ 11,225	$ 11,439		$ 11,808		$ 12,482	$ 12,832
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,437										10,531								10,315								11,502								12,214								12,155								10,249								10,286								11,370						12,071
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					10,424										12,924								13,776								15,635								17,222								24,782								20,688								22,422								30,910						37,343
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Accumulated Value				10,000																					10,821										13,584								13,296								14,556								11,945								19,129								17,226								14,180								20,626						21,667
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,437										10,531								10,315								11,502								12,214								12,155								10,249								10,286								11,370						12,071
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					10,424										12,924								13,776								15,635								17,222								24,782								20,688								22,422								30,910						37,343
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Accumulated Value				10,000																					10,821										13,584								13,296								14,556								11,945								19,129								17,226								14,180								20,626						21,667
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,437										10,531								10,315								11,502								12,214								12,155								10,249								10,286								11,370						12,071
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					10,424										12,924								13,776								15,635								17,222								24,782								20,688								22,422								30,910						37,343
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Accumulated Value				10,000																					10,821										13,584								13,296								14,556								11,945								19,129								17,226								14,180								20,626						21,667
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,437										10,531								10,315								11,502								12,214								12,155								10,249								10,286								11,370						12,071
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					10,424										12,924								13,776								15,635								17,222								24,782								20,688								22,422								30,910						37,343
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Accumulated Value				10,000																					10,821										13,584								13,296								14,556								11,945								19,129								17,226								14,180								20,626						21,667
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,437										10,531								10,315								11,502								12,214								12,155								10,249								10,286								11,370						12,071
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					10,424										12,924								13,776								15,635								17,222								24,782								20,688								22,422								30,910						37,343
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,437										10,531								10,315								11,502								12,214								12,155								10,249								10,286								11,370						12,071
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					10,424										12,924								13,776								15,635								17,222								24,782								20,688								22,422								30,910						37,343
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,437										10,531								10,315								11,502								12,214								12,155								10,249								10,286								11,370						12,071
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					10,424										12,924								13,776								15,635								17,222								24,782								20,688								22,422								30,910						37,343
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,437										10,531								10,315								11,502								12,214								12,155								10,249								10,286								11,370						12,071
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					10,424										12,924								13,776								15,635								17,222								24,782								20,688								22,422								30,910						37,343
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar EM Net Return USD Index
Accumulated Value				25,000					22,051						25,058					26,413					27,296				27,519		29,733		32,236		33,920		38,179		35,853		33,717		29,945		33,196		34,188		33,325		33,854		34,553		29,920		35,405		36,330		43,982		45,313		43,604		43,449		41,819		38,195		35,608		31,185		37,393		35,912		39,037		34,649		37,451		40,109		42,050		43,301		42,053		42,808	48,285	54,004
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar EM Net Return USD Index
Accumulated Value				$ 10,000					$ 8,820						$ 10,023					$ 10,565					$ 10,919				$ 11,008		$ 11,893		$ 12,894		$ 13,568		$ 15,272		$ 14,341		$ 13,487		$ 11,978		$ 13,278		$ 13,675		$ 13,330		$ 13,542		$ 13,821		$ 11,968		$ 14,162		$ 14,532		$ 17,593		$ 18,125		$ 17,442		$ 17,380		$ 16,728		$ 15,278		$ 14,243		$ 12,474		$ 14,957		$ 14,365		$ 15,615		$ 13,860		$ 14,980		$ 16,044		$ 16,820		$ 17,320		$ 16,821		$ 17,123	$ 19,314	$ 21,602
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar EM Net Return USD Index
Accumulated Value	10,000	10,000			10,617	10,153		9,830		9,784	9,861			9,854		9,899	10,038		10,522		11,131	11,322		11,502		12,192	12,663
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value			$ 25,000				$ 27,258					$ 28,133						$ 28,532					$ 30,853					$ 33,579		$ 35,206		$ 39,489		$ 37,189		$ 35,298		$ 31,140		$ 34,155		$ 35,305		$ 34,505		$ 34,924		$ 36,056		$ 31,543		$ 37,868		$ 38,847		$ 46,699		$ 47,748		$ 46,667		$ 46,918		$ 44,914		$ 40,219		$ 38,228		$ 33,332		$ 39,594		$ 38,046		$ 40,834		$ 36,423		$ 38,512		$ 41,474		$ 42,853		$ 44,842		$ 43,568		$ 44,356		$ 49,564		$ 55,599
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar EM Net Return USD Index
Accumulated Value			25,000				27,393					28,309						28,539					30,835					33,431		35,178		39,595		37,182		34,967		31,056		34,427		35,456		34,561		35,109		35,834		31,029		36,718		37,678		45,613		46,993		45,221		45,060		43,370		39,612		36,928		32,341		38,779		37,244		40,485		35,934		38,839		41,596		43,609		44,906		43,613		44,395		50,075		56,007
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value			10,000				10,903					11,253						11,413					12,341					13,431		14,082		15,796		14,876		14,119		12,456		13,662		14,122		13,802		13,970		14,423		12,617		15,147		15,539		18,680		19,099		18,667		18,767		17,966		16,088		15,291		13,333		15,838		15,218		16,333		14,569		15,405		16,590		17,141		17,937		17,427		17,742		19,826		22,239
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar EM Net Return USD Index
Accumulated Value			$ 10,000				$ 10,957					$ 11,323						$ 11,416					$ 12,334					$ 13,373		$ 14,071		$ 15,838		$ 14,873		$ 13,987		$ 12,422		$ 13,771		$ 14,182		$ 13,824		$ 14,044		$ 14,334		$ 12,412		$ 14,687		$ 15,071		$ 18,245		$ 18,797		$ 18,088		$ 18,024		$ 17,348		$ 15,845		$ 14,771		$ 12,937		$ 15,512		$ 14,897		$ 16,194		$ 14,374		$ 15,536		$ 16,638		$ 17,444		$ 17,962		$ 17,445		$ 17,758		$ 20,030		$ 22,403
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value	10,000	10,000			10,791	10,350		10,046		10,005	10,055			10,082		10,161	10,237		10,667		11,225	11,439		11,808		12,482	12,832
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar EM Net Return USD Index
Accumulated Value	$ 10,000	$ 10,000			$ 10,617	$ 10,153		$ 9,830		$ 9,784	$ 9,861			$ 9,854		$ 9,899	$ 10,038		$ 10,522		$ 11,131	$ 11,322		$ 11,502		$ 12,192	$ 12,663